Acquisitions/Divestitures (Purchase Price Allocation) (Details 2) (USD $) In Millions, unless otherwise specified				12 Months Ended						12 Months Ended					12 Months Ended									12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 SoftLayer	Jul. 03, 2013 SoftLayer	Dec. 31, 2013 SoftLayer Completed technology	Dec. 31, 2013 SoftLayer Client relationships	Dec. 31, 2013 SoftLayer In-process R&D	Dec. 31, 2013 SoftLayer Patents/trademarks	Dec. 31, 2012 Kenexa	Dec. 03, 2012 Kenexa	Dec. 31, 2012 Kenexa Completed technology	Dec. 31, 2012 Kenexa Client relationships	Dec. 31, 2012 Kenexa Patents/trademarks	Dec. 31, 2013 Other Acquisitions	Dec. 31, 2012 Other Acquisitions	Dec. 31, 2013 Other Acquisitions Completed technology	Dec. 31, 2012 Other Acquisitions Completed technology	Dec. 31, 2013 Other Acquisitions Client relationships	Dec. 31, 2012 Other Acquisitions Client relationships	Dec. 31, 2012 Other Acquisitions In-process R&D	Dec. 31, 2013 Other Acquisitions Patents/trademarks	Dec. 31, 2012 Other Acquisitions Patents/trademarks	Dec. 31, 2011 Acquisitions 2011	Dec. 31, 2011 Acquisitions 2011 Completed technology	Dec. 31, 2011 Acquisitions 2011 Client relationships	Dec. 31, 2011 Acquisitions 2011 Patents/trademarks	Dec. 31, 2011 Acquisitions 2011 Patents/trademarks Minimum	Dec. 31, 2011 Acquisitions 2011 Patents/trademarks Maximum	Dec. 31, 2012 Acquisitions 2012 Completed technology Minimum	Dec. 31, 2012 Acquisitions 2012 Completed technology Maximum	Dec. 31, 2012 Acquisitions 2012 Client relationships Minimum	Dec. 31, 2012 Acquisitions 2012 Client relationships Maximum	Dec. 31, 2012 Acquisitions 2012 Patents/trademarks Minimum	Dec. 31, 2012 Acquisitions 2012 Patents/trademarks Maximum	Dec. 31, 2013 Acquisitions 2013 Completed technology Minimum	Dec. 31, 2013 Acquisitions 2013 Completed technology Maximum	Dec. 31, 2013 Acquisitions 2013 Client relationships Minimum	Dec. 31, 2013 Acquisitions 2013 Client relationships Maximum	Dec. 31, 2013 Acquisitions 2013 Patents/trademarks Minimum	Dec. 31, 2013 Acquisitions 2013 Patents/trademarks Maximum
Acquisitions:
Current assets				$ 80						$ 133					$ 97	$ 278								$ 251
Fixed assets/noncurrent assets				300						98					41	217								88
Goodwill	31,184	29,247	26,213	1,285	1,285					1,014	1,014				961	1,880								1,291
Intangible assets						290	245	2	75			169	179	39			181	403	97	194	11	32	37	2,190	320	222	17
Total assets acquired				2,277						1,632					1,408	3,020
Current liabilities				(56)						(93)					(61)	(143)								(191)
Noncurrent liabilities				(244)						(188)					(105)	(264)								(150)
Total liabilities assumed				(300)						(281)					(166)	(407)								(341)
Total purchase price				$ 1,977						$ 1,351					$ 1,242	$ 2,613								$ 1,849
Amortization Life (in Years)				7 years						6 years 6 months					6 years 7 months	6 years 7 months								6 years 11 months	7 years	7 years		1 year	7 years	3 years	7 years	4 years	7 years	1 year	7 years	5 years	7 years	6 years	7 years	2 years	7 years